Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	Nano Dimension Ltd.
Entity Central Index Key	0001643303
Trading Symbol	NNDM
Amendment Flag	false
Document Type	F-1
Document Period End Date	Jun. 30, 2018